Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Income Statement [Abstract]
Revenue:	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operational expenses:
Office expenses	5,774	0	5,774	0	23,935	14,944	56,295	62,069
Impairment of farmout	0	0	3,500	0	0	0	0	3,500
Filing fees	0	0	0	0	0	0	85	85
Professional fees	52,216	0	52,608	0	1,500	0	8,710	61,318
Total operational expenses	57,990	0	61,882	0	25,435	14,944	65,090	126,972
Net loss	$ (57,990)	$ 0	$ (61,882)	$ 0	$ (25,435)	$ (14,944)	$ (65,090)	$ (126,972)
Net loss per common share - Basic	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss per common share - Fully diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average number of common stock outstanding	4,280,000	4,280,000	4,280,000	4,280,000	4,280,000	4,280,000